Related party transactions - Schedule of Deposits (Details) - Key management personnel of entity or parent - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deposits
At 1 January	£ 14	£ 10	£ 11
Placed (includes deposits of appointed key management personnel)	32	45	37
Withdrawn (includes deposits of former key management personnel)	(38)	(41)	(38)
At 31 December	£ 8	£ 14	£ 10